CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Accounting Standards Update 2016-13 [Member]	Common Stock [Member] Accounting Standards Update 2016-13 [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Accounting Standards Update 2016-13 [Member]	Additional Paid-in Capital [Member] Accounting Standards Update 2016-13 [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Accounting Standards Update 2016-13 [Member]	Retained Earnings [Member] Accounting Standards Update 2016-13 [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Accounting Standards Update 2016-13 [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Accounting Standards Update 2016-13 [Member] Revision of Prior Period, Adjustment [Member]	Treasury Stock [Member]	Treasury Stock [Member] Accounting Standards Update 2016-13 [Member]	Treasury Stock [Member] Accounting Standards Update 2016-13 [Member] Revision of Prior Period, Adjustment [Member]	Total	Accounting Standards Update 2016-13 [Member]	Accounting Standards Update 2016-13 [Member] Revision of Prior Period, Adjustment [Member]
Balances at Dec. 31, 2021	$ 5,447			$ 51,165			$ 100,702			$ 708			$ (16,666)			$ 141,356
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0			0			13,338			0			0			13,338
Other comprehensive income (loss), net	0			0			0			(15,521)			0			(15,521)
Cash dividends	0			0			(4,720)			0			0			(4,720)
Common stock issued to ESOP	18			557			0			0			0			575
Balances at Dec. 31, 2022	5,465	$ 5,465	$ 0	51,722	$ 51,722	$ 0	109,320	$ 107,111	$ (2,209)	(14,813)	$ (14,813)	$ 0	(16,666)	$ (16,666)	$ 0	135,028	$ 132,819	$ (2,209)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0			0			12,631			0			0			12,631
Other comprehensive income (loss), net	0			0			0			3,385			0			3,385
Cash dividends	0			0			(4,871)			0			0			(4,871)
Common stock issued to ESOP	5			120			0			0			0			125
Shares acquired for treasury, 3,388 shares	0			0			0			0			(82)			(82)
Balances at Dec. 31, 2023	$ 5,470			$ 51,842			$ 114,871			$ (11,428)			$ (16,748)			$ 144,007